Capital and Funding - Summary of Share Capital (Detail) € in Millions, £ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)
Disclosure of classes of share capital [Line Items]
€ million	€ 484.0	£ 40.8	€ 484.0	£ 40.8
€ million	481.0		481.0
Unilever N.V. [member]
Disclosure of classes of share capital [Line Items]
€ million	274.0		274.0
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [Line Items]
€ million	274.0		274.0
€ million	480.0		480.0
Unilever N.V. [member] | Ordinary Special Shares [Member]
Disclosure of classes of share capital [Line Items]
€ million	1.0		1.0
€ million	1.0		1.0
Unilever N.V. [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [Line Items]
€ million	(1.0)		(1.0)
Unilever PLC [member]
Disclosure of classes of share capital [Line Items]
€ million	€ 210.0		€ 210.0
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of classes of share capital [Line Items]
€ million | £		40.8		40.8
Unilever PLC [member] | Deferred stock [member]
Disclosure of classes of share capital [Line Items]
€ million | £		0.1		0.1
Unilever PLC [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [Line Items]
€ million | £		£ (0.1)		£ (0.1)